CLAYMORE EXCHANGE-TRADED FUND TRUST


                       Claymore/BNY BRIC ETF (the "Fund")

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUND:


Effective February 16, 2009, the name of the Fund will change to Claymore/BNY Mellon BRIC ETF.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

December 16, 2008